Financial Instruments at Fair Value Through Profit or Loss - Summary of Outstanding Contracts Not Accounted for Hedge Accounting (Detail)
€ in Thousands, ₩ in Thousands, ¥ in Thousands, ¥ in Thousands, zł in Thousands, RM in Thousands, Kč in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 PLN (zł)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 CZK (Kč)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2022 PLN (zł)	Dec. 31, 2022 SGD ($)
Swap contracts [member] | Sell RMB/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-01	2023-01
Notional Amount	¥ 869,750	¥ 2,436,980	$ 122,000										$ 350,000
Swap contracts [member] | Sell NT$/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			2,988,500	$ 89,691,195									2,690,000	$ 78,424,577
Swap contracts [member] | Sell NT$/Buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-01	2023-01
Swap contracts [member] | Sell NT$/Buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-12	2023-12
Swap contracts [member] | Sell US$/Buy KRW [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-01	2023-01
Notional Amount			31,000		₩ 40,420,300								42,000		₩ 54,152,400
Swap contracts [member] | Sell US$/Buy NT$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-01	2023-01
Notional Amount			353,290	10,965,140									530,320	16,220,105
Swap contracts [member] | Sell HKD/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-03
Notional Amount			1,455			$ 11,340
Swap contracts [member] | Sell JPY/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-03
Notional Amount			2,746				¥ 385,320
Forward exchange contracts [member] | Sell RMB/Buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-01	2023-01
Notional Amount	¥ 8,292	¥ 42,181					165,000									¥ 810,000
Forward exchange contracts [member] | Sell RMB/Buy NT$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	¥ 2,628	¥ 7,000		11,468										30,722
Forward exchange contracts [member] | Sell RMB/Buy NT$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-02	2023-01
Forward exchange contracts [member] | Sell RMB/Buy NT$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-03	2023-02
Forward exchange contracts [member] | Sell RMB/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-01
Notional Amount	¥ 132,074	¥ 1,081,934	18,539										155,418
Forward exchange contracts [member] | Sell RMB/Buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2023-01
Forward exchange contracts [member] | Sell RMB/Buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2023-02
Forward exchange contracts [member] | Sell EUR/Buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2023-01
Notional Amount																100,000	€ 697
Forward exchange contracts [member] | Sell NT$/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			150,000	4,647,815									130,000	4,010,015
Forward exchange contracts [member] | Sell NT$/Buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-01	2023-01
Forward exchange contracts [member] | Sell NT$/Buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-03	2023-03
Forward exchange contracts [member] | Sell US$/Buy RMB [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	¥ 2,118,620	¥ 2,579,155	297,286										368,500
Forward exchange contracts [member] | Sell US$/Buy RMB [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-01	2023-01
Forward exchange contracts [member] | Sell US$/Buy RMB [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-02	2023-03
Forward exchange contracts [member] | Sell US$/Buy EUR [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount													14,668				€ 14,640
Forward exchange contracts [member] | Sell US$/Buy EUR [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2023-01
Forward exchange contracts [member] | Sell US$/Buy EUR [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2023-10
Forward exchange contracts [member] | Sell US$/Buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-01	2023-01
Notional Amount			33,315				¥ 4,770,080						63,743			¥ 8,485,493
Forward exchange contracts [member] | Sell US$/Buy KRW [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-01	2023-01
Notional Amount			95,710		₩ 123,622,879								2,000		₩ 2,534,800
Forward exchange contracts [member] | Sell US$/Buy MYR [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-01
Notional Amount			16,000						RM 74,547				25,000					RM 112,639
Forward exchange contracts [member] | Sell US$/Buy MYR [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2023-01
Forward exchange contracts [member] | Sell US$/Buy MYR [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2023-03
Forward exchange contracts [member] | Sell US$/Buy NT$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			67,170	$ 2,079,110									125,410	$ 3,830,145
Forward exchange contracts [member] | Sell US$/Buy NT$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-01	2023-01
Forward exchange contracts [member] | Sell US$/Buy NT$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-03	2023-03
Forward exchange contracts [member] | Sell US$/Buy PLN [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			6,000							zł 26,130			12,000						zł 61,129
Forward exchange contracts [member] | Sell US$/Buy PLN [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-01	2023-01
Forward exchange contracts [member] | Sell US$/Buy PLN [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-06	2023-12
Forward exchange contracts [member] | Sell US$/Buy SGD [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			$ 12,500								$ 16,770		$ 16,600							$ 22,783
Forward exchange contracts [member] | Sell US$/Buy SGD [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-01	2023-01
Forward exchange contracts [member] | Sell US$/Buy SGD [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-02	2023-02
Forward exchange contracts [member] | Sell EUR/Buy CZK [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount								€ 2,435				Kč 60,000
Forward exchange contracts [member] | Sell EUR/Buy CZK [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-01
Forward exchange contracts [member] | Sell EUR/Buy CZK [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2024-06